UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09281
                                                    ----------

                          Hilliard Lyons Research Trust
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              501 South 4th Street
                              Louisville, KY 40202
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
            ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-444-1854
                                                           -------------

                        Date of fiscal year end: June 30
                                                --------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005


                                                                                                            MARKET
SHARES            DESCRIPTION                                                                               VALUE
-----------       -------------                                                                          ------------
COMMON STOCK -- 87.6%
---------------------------------------------------------------------------------------------------------------------
                  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 78.1%
                  ---------------------------------------------------------------------------------------------------
      10,800        ABC Bancorp                                                                          $    182,412
      16,000        Auburn National Bancorporation, Inc.                                                      364,880
     133,200        BancorpSouth, Inc.                                                                      2,749,248
     106,400        Bank of America Corp.                                                                   4,692,240
     113,000        BNCCORP, Inc.*                                                                          1,601,662
     147,000        C&F Financial Corp.                                                                     5,314,050
      40,200        Camden National Corp.                                                                   1,421,070
     172,200        Capital Bank Corp.                                                                      2,858,520
      22,700        Citigroup, Inc.                                                                         1,020,138
      28,700        City Holding Co.                                                                          847,654
      25,400        Community Bank System, Inc.                                                               581,914
      25,900        Dearborn Bancorp, Inc.*                                                                   686,350
     214,900        First Mariner Bancorp, Inc.*                                                            3,808,028
      26,800        FNB Corp.                                                                                 690,904
     164,265        FNB Financial Services Corp.                                                            3,695,963
     445,100        Fremont General Corp.                                                                   9,787,749
     342,400        Greater Bay Bancorp                                                                     8,357,984
     269,600        Intervest Bancshares Corp.*                                                             4,852,800
     460,100        Irwin Financial Corp.                                                                  10,591,502
     280,600        J.P. Morgan Chase & Co.                                                                 9,708,760
     360,400        KeyCorp                                                                                11,694,980
      62,093        MainSource Financial Group, Inc.                                                        1,364,804
     130,200        National Bankshares, Inc.                                                               5,905,872
     346,300        National City Corp.                                                                    11,601,050
     302,018        Northrim BanCorp, Inc.                                                                  7,550,450
      13,100        Ohio Valley Banc Corp.                                                                    433,872
      23,393        Old Point Financial Corp.                                                                 743,196
     152,250        Oriental Financial Group, Inc.                                                          3,565,695
     442,200        PAB Bankshares, Inc.                                                                    6,190,800
      98,200        Penns Woods Bancorp, Inc.                                                               4,812,782
      29,000        Princeton National Bancorp, Inc.                                                          870,000
     221,800        Regions Financial Corp.                                                                 7,186,320
     503,041        Sun Bancorp, Inc.* (NJ)                                                                11,512,093
     253,700        U.S. Bancorp                                                                            7,311,634
      59,100        Union Bankshares Corp.                                                                  1,892,382
      75,200        UnionBanCal Corp.                                                                       4,606,000
     272,100        United Security Bancshares, Inc.                                                        7,519,484
     238,942        Wachovia Corp.                                                                         12,164,537
      64,800        Washington Banking Co.                                                                  1,179,360
                                                                                                         ------------

                                                                                                          181,919,139
                                                                                                         ------------
                  STATE & NATIONAL BANKS -- 9.5%
                  ---------------------------------------------------------------------------------------------------
     332,600        Capital Crossing Bank*                                                                10,942,540
     364,300        The South Financial Group, Inc.                                                       11,125,722
                                                                                                         ------------

                                                                                                           22,068,262
                                                                                                         ------------

                      TOTAL COMMON STOCK (COST $187,424,594)                                              203,987,401
                                                                                                         ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENT (CONTINUED)
                                 MARCH 31, 2005

                                                                                                            MARKET
PRINCIPAL                                                                                                   VALUE
---------                                                                                                ------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.4%
                  ---------------------------------------------------------------------------------------------------
 $28,906,000        Federal Home Loan Bank Discount Note
                    2.55%, 04/01/05                                                                      $ 28,906,000
                                                                                                         ------------

                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $28,906,000)                          28,906,000
                                                                                                         ------------

                      TOTAL INVESTMENTS -- 100.0%
                      (COST $216,330,594)                                                                $232,893,401
                                                                                                         ============

The percentage shown for each investment category is the value of that category as a percentage of the total investments of the fund.

*Non-income  producing security.


1. SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

2. FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At March 31, 2005, the tax cost and related gross unrealized appreciation and depreciation were as follows:

         Cost of investments for tax purposes                  $216,330,594
                                                               ------------
         Gross tax unrealized appreciation                     $ 21,900,155
         Gross tax unrealized depreciation                      (5,337,348)
                                                               ------------
         Net tax unrealized appreciation on investments        $ 16,562,807
                                                               ------------

3. OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

4. INDUSTRY CONCENTRATION RISK: Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.


                                       2


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Hilliard Lyons Research Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date        May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date        May 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Weiss
                         -------------------------------------------------------
                           Joel Weiss, Treasurer & Chief Financial Officer (principal financial officer)

Date        May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.